Consolidated Balance Sheet (Parenthetical) - ₪ / shares	Jun. 30, 2016	Dec. 31, 2015
Ordinary shares, Par or Stated Value Per Share	₪ 0.01	₪ 0.01
Ordinary shares, Shares Authorized	50,000,000	50,000,000
Ordinary shares, Shares, Issued	11,102,753	11,100,453
Ordinary shares, Shares, Outstanding	11,102,753	11,100,453